Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 31, 2026	Jan. 31, 2026	Mar. 31, 2025	Jan. 31, 2025	Jan. 31, 2026	Jan. 31, 2025	Dec. 31, 2025		Jul. 31, 2025	Dec. 31, 2024		Jul. 31, 2024
Revenue	$ 348,688						$ 20,815,955
Cost of sales	660,938						24,586,068
Gross loss	(312,250)						(3,770,113)
Operating expenses:
Operating expenses	3,435,684		1,546,865				7,010,223			2,987,852
General and administrative expenses	3,970,083		3,782,785				22,385,312			18,186,056
Severance expense, net	(14,516)						19,162,500
Professional fees	2,634,006		576,635				15,559,033
Total operating expenses	10,025,257		5,906,285				64,117,068			21,173,908
Loss from operations	(10,337,507)		(5,906,285)				(67,887,181)			(21,173,908)
Other income (expense)
Change in the fair value of notes payable	(142,858)		(45,000)				4,567,951
Change in the fair value of loans payable related party							(514,709)
Change in fair value of warrants	(4,564,500)						209,916,200
Loss on issuance of debt							(138,000)
Loss on issuance of debt to related party							(40,531,000)
ELOC commitment fees							(7,400,000)
Unrealized loss on derivative asset							(16,156,071)
Realized gain on derivative asset							1,316,827
Interest income (expense), net	(3,083,569)		(1,498,905)				(9,155,274)			(2,930,889)
Other income (expense), net	316,019		(17,011)				(13,975)
Total other income (expense)	(7,474,908)		(1,560,916)				141,891,949			(2,930,889)
Net loss	$ (17,812,415)		$ (7,467,201)				$ 74,004,768			$ (24,104,797)
Other comprehensive gain (loss)
Loss per common share, basic (in Dollars per share)	$ (0.07)		$ (0.05)				$ 0.52	[1]			[1]
Loss per common share, diluted (in Dollars per share)	$ (0.07)		$ (0.05)				$ 0.52	[1]			[1]
Weighted average number of common shares outstanding, basic (in Shares)	241,039,943		159,272,518				142,298,067	[1]			[1]
Weighted average number of common shares outstanding, diluted (in Shares)	241,039,943		159,272,518				142,298,067	[1]			[1]
DevvStream Corp
Revenue		$ 7,043			$ 8,143				$ 25,794
Cost of sales		(6,773)			(8,657)				(10,187)
Gross loss		270			(514)				15,607
Operating expenses:
Sales and marketing		147,423		404,797	196,461	676,692			1,000,073			481,104
Depreciation				361		722			953			1,771
General and administrative expenses		196,876		334,070	775,443	391,405			964,473			461,167
Professional fees		2,107,203		4,596,025	3,270,853	6,005,398			8,447,280			5,656,352
Salaries and wages		182,353		171,086	177,803	659,344			1,593,794			2,136,124
Total operating expenses		(2,633,855)		(5,506,339)	(4,420,560)	(7,733,561)			(12,006,573)			(8,736,518)
Other income (expense)
Change in fair value of warrants		1,474,301		497,355	3,757,599	9,223			1,728,392
Change in fair value of mandatory convertible debentures						70,500			70,500			(27,500)
Stop-loss provision loss		(19,810)		(1,024,713)	(49,340)	(1,024,713)			(1,065,235)
Equity loss on investment in associate		(10,610)		(106,850)	(100,177)	(106,850)			(512,011)
Gain on share settlement				907,392		899,015
Gain on settlement of debt					17,007				899,015
Impairment of carbon credits		(12,968)		(1,207,800)	(12,968)	(1,207,800)			(1,224,060)
Loss on revaluation of cryptocurrencies		(1,689,591)			(2,113,072)
Foreign exchange gain (loss)		(23,544)		4,220	(26,947)	6,672			(31,664)			(107,634)
Net loss before income taxes									(12,067,231)			(9,799,202)
Current income tax expense												(72,546)
Unrealized loss on derivative asset					(1,500)	719,000			719,000			(845,700)
Staking income		25,911			40,245
Interest income (expense), net		(286,571)		(63,861)	(557,771)	(76,601)			(313,778)			(29,296)
Accretion expense		(238,096)		(124,380)	(468,111)	(168,945)			(346,424)			(52,554)
Change in fair value of derivative liabilities				2,067,350	(1,500)	719,000			719,000			(845,700)
Net loss		(3,414,563)		(4,557,626)	(3,936,109)	(8,614,060)			(12,067,231)			(9,871,748)
Other comprehensive gain (loss)
Foreign currency translation		(224)		313	(128)	1,808			1,448			127,123
Net loss and comprehensive loss		$ (3,414,787)		$ (4,557,313)	$ (3,936,237)	$ (8,612,252)			$ (12,065,783)			$ (9,744,625)
Loss per common share, basic (in Dollars per share)		$ (0.8)		$ (1.69)	$ (0.98)	$ (4.46)			$ (4.79)			$ (8.49)
Loss per common share, diluted (in Dollars per share)		$ (0.8)		$ (1.69)	$ (0.98)	$ (4.46)			$ (4.79)			$ (8.49)
Weighted average number of common shares outstanding, basic (in Shares)		4,256,901		2,699,104	4,005,252	1,932,110			2,521,627			1,162,984
Weighted average number of common shares outstanding, diluted (in Shares)		4,256,901		2,699,104	4,005,252	1,932,110			2,521,627			1,162,984

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the year ended December 31, 2025 will not present share or per share data.